COMMITMENTS	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS	COMMITMENTS
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

As at December 31, 2024 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	60	18	12	3	3	12
Long-term software/meter agreement	2	2	2	2	2	—
East-West Tie Limited Partnership	257	—	—	—	—	—
Outsourcing and Other Agreements
In February 2021, Hydro One entered into a three-year agreement for information technology services with Capgemini Canada Inc., which expired on February 29, 2024 and included an option to extend for two additional one-year terms at Hydro One's discretion. In June 2023, Hydro One provided Capgemini Canada Inc. with notice to extend the agreement, effective March 1, 2024, which will next expire on March 1, 2026.
Long-term Software/Meter Agreement
Trilliant Holdings Inc. and Trilliant Networks (Canada) Inc. (collectively Trilliant) provide services to Hydro One for the supply, maintenance and support services for smart meters and related hardware and software, including additional software licences, as well as certain professional services. The agreement for these services expires in December 2030.
East-West Tie Limited Partnership
On December 19, 2024, Hydro One Networks entered into an agreement to purchase an approximately 48% interest in the East-West Tie Limited Partnership from affiliates of OMERS Infrastructure Management Inc. (OMERS) and Enbridge Transmission Holdings Inc. (Enbridge). Hydro One Networks has agreed to purchase its interest in the partnership for $257 million in cash, subject to customary adjustments and court approval. The transaction results in a partnership with the remaining owners of the East-West Tie Line – the Bamkushwada Limited Partnership, a consortium of six First Nations, and affiliates of NextEra Energy Canada, LP who own approximately 4% and 48%, respectively.
Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

As at December 31, 2024 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	3,050	—
Letters of credit[2]	179	—	—	—	—	—
Guarantees[3]	475	—	—	—	—	—
1 On June 1, 2024, the maturity date for the Operating Credit Facilities was extended to 2029.
[2] Letters of credit consist of $153 million letters of credit related to retirement compensation arrangements, a $19 million letter of credit provided to the IESO for prudential support and $7 million in letters of credit for various operating purposes.
[3] Guarantees consist of $475 million prudential support provided to the IESO by Hydro One on behalf of its subsidiaries.
Retirement Compensation Arrangements
Bank letters of credit have been issued to provide security for Hydro One’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure Hydro One’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit.
Prudential Support
Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. The IESO could draw on these guarantees and/or letters of credit if these purchasers fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.